Employee Benefits Payable - Summary of Employee Benefits Payable (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 4,909,779	$ 4,994,206
Salaries, bonuses and payroll taxes payable [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	2,625,872	3,161,201
Vacation accrual [member]
Disclosure of defined benefit plans [line items]
Short-term employee benefits accruals	$ 2,283,907	$ 1,833,005